IMPAIRMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss and reversals of impairment loss [Abstract]
Disclosure of impairment loss and reversal of impairment loss
The following table summarizes impairments recognized for the year ended December 31, 2020:

($ millions)	Property, Plant & Equipment (Note 10)	Equity Accounted Investees (Note 12)	Other	Total Impairment Expense
Jordan Cove	344	—	5	349
Investment in Ruby	—	1,257	139	1,396
Investment in CKPC	—	323	(2)	321
Other	13	11	—	24
Total impairments	357	1,591	142	2,090
Recognized through impairment in share of profit from equity accounted investees				314
Recognized as impairment expense				1,776
Total				2,090